LOANS AND LEASES - Leasing Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year One	$ 195,616
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Two	173,335
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Three	140,974
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Four	84,597
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Five	42,730
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, after Year Five	26,010
Sales-type and Direct Financing Leases, Lease Receivable	663,262
Sales-type and Direct Financing Leases, Lease Receivable, Undiscounted Excess Amount	(81,611)
Sales-Type and Direct Financing Leases, Lease Receivable, Payments to be Received	$ 581,651	$ 460,416